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                             THE GERMANY FUND, INC.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2000

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                 Approx Asset
Date           Number    Price   Value or Approx    Seller
Each    Ident  Shares    Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch   Broker

02-04   GER     4600    15.7989     17.65           Weeden & Co.
02-07   GER     2300    15.5625     17.32              " "
02-08   GER     5000    15.8750     18.12              " "
02-09   GER     4300    16.2805     18.42              " "
02-10   GER    12000    16.1219     18.22              " "
02-11   GER     6400    16.0938     18.56              " "
02-14   GER     5800    16.0431     18.33              " "
02-15   GER     5800    16.1444     17.90              " "
02-16   GER    15200    16.2278     17.88              " "
02-18   GER     3000    16.5000     18.23              " "
02-24   GER    11700    16.8072     18.55              " "
02-28   GER     6400    16.3926     18.08              " "




The Germany Fund, Inc.
( Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  03/01/00